VANECK ENERGY INCOME ETF
SCHEDULE OF INVESTMENTS
June 30, 2025 (unaudited)
1
FootnoteRuleAboveBlank
Footnotes:
Number
of Shares Value
COMMON STOCKS: 77.3%
Energy : 77.3%
Antero Midstream Corp. 204,442 $ 3,874,176
Archrock, Inc. 90,823 2,255,135
Cheniere Energy, Inc. 25,024 6,093,844
DT Midstream, Inc. 35,830 3,938,075
Enbridge, Inc. 146,516 6,640,105
Excelerate Energy, Inc. 12,536 367,556
Gibson Energy, Inc. † 110,270 1,935,343
Hess Midstream LP 22,750 876,103
Keyera Corp. 123,529 4,040,375
Kinder Morgan, Inc. 198,421 5,833,577
Kinetik Holdings, Inc. 29,173 1,285,071
NextDecade Corp. * 111,293 991,621
ONEOK, Inc. 55,735 4,549,648
Pembina Pipeline Corp. 100,676 3,776,357
South Bow Corp. † 125,087 3,241,004
Summit Midstream Corp. * 927 22,739
Targa Resources Corp. 24,740 4,306,739
TC Energy Corp. † 101,644 4,959,211
The Williams Companies, Inc. 113,105 7,104,125
Underline
Total Common Stocks
(Cost: $57,957,569) 66,090,804
MASTER LIMITED PARTNERSHIPS: 22.4%
Energy : 22.4%
Cheniere Energy Partners LP 12,219 684,875
Delek Logistics Partners LP 5,059 217,284
Number
of Shares Value
Energy (continued)
Energy Transfer LP 207,144 $ 3,755,521
Enterprise Products Partners
LP 117,732 3,650,869
Genesis Energy LP 21,633 372,737
MPLX LP 73,192 3,770,120
NGL Energy Partners LP * 26,660 113,838
Plains All American Pipeline LP 126,496 2,317,407
Plains GP Holdings LP 52,413 1,018,385
Sunoco LP 24,521 1,314,080
Western Midstream Partners
LP 50,435 1,951,834
Underline
Total Master Limited Partnerships
(Cost: $16,804,611) 19,166,950
Total Investments Before Collateral for
Securities Loaned: 99.7%
(Cost: $74,762,180) 85,257,754
SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES ON LOAN: 7.9%
Money Market Fund: 7.9%
(Cost: $6,711,726)
State Street Navigator
Securities Lending
Government Money Market
Portfolio 6,711,726 6,711,726
Total Investments: 107.6%
(Cost: $81,473,906) 91,969,480
Liabilities in excess of other assets: (7.6)% (6,525,348)
NET ASSETS: 100.0% $ 85,444,132
† Security fully or partially on loan. Total market value of securities on loan is $8,347,527.
* Non-income producing